Organization and Operations	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Organization and Operations [Line Items]
Organization and Operations

1. Organization and Operations

Background

Heliogen, Inc. and its subsidiaries (collectively, “Heliogen” or the “Company”), is a clean energy technology company focused on eliminating the need for fossil fuels. Unless otherwise indicated or the context requires otherwise, references in our Condensed Consolidated Financial Statements (“Financial Statements”) to “we,” “our,” “us” and similar expressions refer to Heliogen.

Our activities are subject to significant risks and uncertainties, including failing to secure additional funding or contracts to operationalize our developing technology. We experienced net losses of $28.3 million and $1.7 million for the three months ended September 30, 2021 and 2020, respectively, and $88.7 million and $4.4 million for the nine months ended September 30, 2021 and 2020, respectively. As of September 30, 2021, the Company had $40.1 million in cash and cash equivalents, and $36.9 million in highly liquid short-term investments, immaterial debt and an accumulated deficit of $117.8 million.

The Company believes that its available cash and available-for-sale investments as of September 30, 2021, including the proceeds obtained under the 2021 Simple Agreement for Future Equity (“SAFE”) transactions (the “SAFE Instruments”) received during the first half of 2021 will provide sufficient liquidity to fund research and development (“R&D”) and selling, general and administrative costs along with capital expenditure requirements for at least the next 12 months from the date of issuance of these Financial Statements.

COVID-19 Impact and Related Government Measures

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. During 2020 and into 2021, the Company’s operations were impacted by the stay-at-home orders imposed by various government agencies. Certain governmental measures continue to be in place, however, to date, we have not experienced significant disruptions to our activities. The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations.

Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, Consolidated Appropriations Act (“CAA”), and American Rescue Plan of 2021 (“ARP”)

On March 27, 2020, President Trump signed into law the CARES Act which, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property.

The CARES Act also appropriated funds for the SBA Paycheck Protection Program (“PPP”) loans that are forgivable, in certain situations, to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19. During 2020, we obtained a loan under this program of $0.4 million. We repaid the loan in its entirety on March 11, 2021, including accrued interest of $3 thousand.

We continue to examine the impact that the CARES Act may have on our business. However, as of the date of these Financial Statements, we do not expect the CARES Act will have a material impact on our financial condition, results of operations, or liquidity.

On December 29, 2020 the CAA was enacted in the United States providing numerous tax provisions, including changes to the tax treatment of expenses paid for with a PPP loan from non-deductible to deductible and introduced several additional potential credits and benefits for employers to consider including, but not limited to, the ability for employers who have previously obtained a PPP Loan to potentially also qualify for Employee Retention Credits (“ERC”), initially created as part of the CARES Act. In March 2021, the ARP was enacted to, amongst other things, extend and expand ERC benefits through December 31, 2021. We have evaluated the provisions of the CAA and ARP and, as of the date of these Financial Statement, do not expect the provisions of either will have a material impact on our financial condition, results of operations or liquidity.

1.    Organization and Operations

Heliogen is a clean energy company focused on eliminating the need for fossil fuels. Our mission is to create the world’s first technology that can commercially replace fossil fuels in industrial processes with carbon-free, ultra-high temperature heat from the sun and to transform sunlight into fuels, including hydrogen, at scale. Unless otherwise indicated or the context requires otherwise, references in our financial statements (our “Financial Statements”) to “we,” “our,” “us” and similar expressions refer to Heliogen.

Our activities are subject to significant risks and uncertainties, including failing to secure additional funding or contracts to operationalize our current technology before another company develops similar technology. We have experienced net losses of $7.4 million and $7.3 million for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, the Company had an accumulated deficit of $29.2 million and $18.3 million in cash and cash equivalents. The Company has no material debt commitments. Substantially all of the Company’s net losses have resulted from costs incurred in connection with its research and development activities and its general and administrative expenses to support operations. The Company’s net losses may fluctuate significantly from quarter to quarter and year to year.

The Company believes that its available cash as of December 31, 2020, together with the net proceeds received from the 2021 Simple Agreement for Future Equity (“SAFE”) Transaction, as described in the subsequent events footnote, will be sufficient to fund liquidity and capital expenditure requirements for at least the next 12 months from the date of issuance of these Financial Statements. However, the Company expects to continue to incur significant operating expenses for the foreseeable future in connection with its ongoing activities. Accordingly, the Company may continue to require substantial additional capital to fund its projected operating requirements. Such additional capital may not be available when needed or on terms favorable to the Company. There can be no assurance that the Company will be able to continue to raise additional capital through the sale of securities in the future. If the Company is not able to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers and/or suspend or curtail planned programs. Any of these actions could materially harm the Company’s business, results of operations, financial conditions and future prospects.

COVID-19 Pandemic

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. During 2020, the Company’s operations were impacted by the stay-at-home orders imposed by various government agencies. The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations.

Management is actively monitoring the impact of the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to fully estimate the effects of the COVID-19 outbreak on its results of operations, financial condition, or liquidity for fiscal year 2021.

Coronavirus Aid, Relief, and Economic Security (“CARES”) Act, Consolidated Appropriations Act (“CAA”), and American Rescue Plan of 2021 (“ARP”)

On March 27, 2020, President Trump signed into law the CARES Act which, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property.

It also appropriated funds for the SBA Paycheck Protection Program loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19.

We continue to examine the impact that the CARES Act may have on our business. Currently, we are unable to determine the impact that the CARES Act will have on our financial condition, results of operations, or liquidity.

On December 29, 2020 the Consolidated Appropriations Act (“CAA”) was enacted in the United States. The CAA provides numerous tax provisions and notably for the Company changes the tax treatment of expenses paid for with a PPP loan from non-deductible to deductible and introduced several additional potential credits and benefits for employers to consider including, but not limited to, the ability for employers who have previously obtained a PPP Loan to potentially also qualify for Employee Retention Credits (“ERC”), initially created as part of the CARES Act. In March 2021, the ARP was enacted to, amongst other things, extend and expand ERC benefits through December 31, 2021. The Company evaluated the provisions of the ARP and it does not anticipate the provisions of either to have a material impact on its provision for income taxes.

Athena Technology Acquisition Corp [Member]
Organization and Operations [Line Items]
Organization and Operations

Note 1 — Organization, Business Operation and Going Concern Consideration

Athena Technology Acquisition Corp. (the “Company”) is a newly organized blank check company incorporated as a Delaware corporation on December 8, 2020. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not selected any specific Business Combination target and the Company has not, nor has anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any Business Combination target with respect to the Business Combination with the Company.

As of December 31, 2020, the Company had not commenced any operations. All activity for the period from December 8, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the proposed initial public offering described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Proposed Public Offering (as defined below). The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Athena Technology Sponsor LLC, a Delaware limited liability company (the “Sponsor”). The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a proposed public offering of 25,000,000 units at $10.00 per unit (the “Public Units”) (or 28,750,000 Public Units if the underwriters’ over-allotment option is exercised in full), which is discussed in Note 3 (the “Proposed Public Offering”), and the sale of 700,000 private placement units (the “Private Placement Units”), in a private placement to the Sponsor that will close simultaneously with the Proposed Public Offering. Each Private Placement Unit will be identical to the Public Units sold in the Proposed Public Offering, except as described below. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Public Offering and the sale of Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination.

The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the value of the assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held in trust and taxes payable on the income earned on the Trust Account) at the time of the signing a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to complete a Business Combination successfully.

Upon the closing of the Proposed Public Offering, management has agreed that an amount equal to at least $10.00 per Public Unit sold in the Proposed Public Offering, including the proceeds of the Private Placement Units, will be held in a trust account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and will invest only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, if any, the proceeds from the Proposed Public Offering and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete an initial Business Combination within 24 months from the closing of the Proposed Public Offering, subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated an initial Business Combination within 24 months from the closing of the Proposed Public Offering or with respect to any other material provisions relating to stockholders’ rights (including redemption rights) or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the Trust Account is initially anticipated to be $10.00 per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter.

The shares of common stock subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the Proposed Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Company will have only 24 months from the closing of the Proposed Public Offering to complete the initial Business Combination (the “Combination Period”). However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to any Founder Shares, Private Placement Shares (as defined in Note 4 ) and public shares they hold in connection with the completion of the initial Business Combination, (ii) waive its redemption rights with respect to any Founder Shares, Private Placement Shares and public shares it holds in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, (iii) waive its right to liquidating distributions from the Trust Account with respect to any Founder Shares it holds if the Company fails to complete the initial Business Combination within the Combination Period, and (iv) vote its Founder Shares, Private Placement Shares and any public shares purchased during or after the Proposed Public Offering in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Going Concern Consideration

As of December 31, 2020, the Company had no cash and a working capital deficit of $17,500 (excluding deferred offering costs). The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to address this uncertainty through a Proposed Public Offering as discussed in Note 3. There is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Organization and Business Operations

Athena Technology Acquisition Corp. (the “Company”) is a newly organized blank check company incorporated as a Delaware corporation on December 8, 2020. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of September 30, 2021, the Company had not commenced any operations. All activity through September 30, 2021 relates to the Company’s formation and the Initial Public Offering (“IPO”) which is described below, and identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s IPO was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on March 16, 2021 (the “Effective Date”). On March 19, 2021, the Company consummated the IPO of 25,000,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $250,000,000, which is discussed in Note 4. Each Unit consists of one share of common stock, and one-third of one redeemable warrant to purchase one share of Class A common stock at a price of $11.50 per whole share.

Simultaneously with the closing of the IPO, the Company consummated the sale of 700,000 Private Placement Units (the “Private Placement Warrants”), at a price of $10.00 per Private Placement Unit, in a private placement to Athena Technology Sponsor LLC, a Delaware limited liability company (the “Sponsor”), generating gross proceeds of $7,000,000, which is discussed in Note 5.

Transaction costs of the IPO amounted to $14,203,291 consisting of $5,000,000 of underwriting discount, $8,750,000 of deferred underwriting discount, and $453,291 of other offering costs and of which $566,948 were allocated to expense associated with the warrant liability.

Following the closing of the IPO on March 19, 2021, $250,000,000 ($10.00 per Unit) from the net offering proceeds of the sale of the Units in the IPO and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, if any, the proceeds from the IPO and the sale of the Private Placement Units will not be released from the Trust Account until the earliest of (i) the completion of initial Business Combination, (ii) the redemption of the Company’s public shares if the Company is unable to complete an initial Business Combination prior to March 19, 2023 (the “Combination Period”), subject to applicable law, or (iii) the redemption of the Company’s public shares properly submitted in connection with a stockholder vote to amend its amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company has not consummated an initial Business Combination within the combination period or with respect to any other material provisions relating to stockholders’ rights (including redemption rights) or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the Trust Account is initially anticipated to be $10.00 per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter.

If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to any Founder Shares, Private Placement Shares (as defined in Note 3) and public shares they hold in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to any Founder Shares, Private Placement Shares and public shares they hold in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period, and (iv) vote their Founder Shares, Private Placement Shares and any public shares purchased during or after the IPO in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Merger Agreement

On July 7, 2021, the Company entered into a definitive agreement for a business combination with Heliogen, Inc. (“Heliogen”) a leading provider of AI-enabled concentrated solar power. Following the business combination, the Company expects to be renamed “Heliogen, Inc.” and will remain listed on the New York Stock Exchange under the new ticker symbol “HLGN”.

The business combination is structured as a statutory merger of the Company and Heliogen, with Heliogen surviving the merger as a wholly owned subsidiary of the Company. All of Heliogen’s stockholders are expected to rollover their equity into the combined company and to receive shares of the Company’s Class A common stock at closing as consideration.

Completion of the proposed transaction is subject to customary closing conditions, including the approval of the Company’s and Heliogen’s respective stockholders and regulatory approvals, and is expected to occur in the fourth calendar quarter of 2021.

In connection with the execution of the definitive business combination agreement, the Company entered into subscription agreements, dated on or about July 6, 2021 (the “Subscription Agreements”), with certain investors, pursuant to which such investors have agreed to purchase an aggregate of 16,500,000 shares of common stock, for a purchase price of $10.00 per share, for an aggregate purchase price of $165,000,000, to be issued immediately prior to and conditioned upon the effectiveness of the consummation of the business combination. The obligations of each party to consummate the transactions pursuant to the Subscription Agreements are conditioned upon, among other things, customary closing conditions and the consummation of the business combination.

On August 30, 2021, the Company received a litigation demand letter (the “Class Vote Demand”) on behalf of Athena stockholder FWD LKNG GDD Irrevocable Trust. The Demand alleges that the Company violated Section 242(b)(2) of the Delaware General Corporation Law by not requiring separate class votes for holders of the Company’s Class A and Class B Common Stock in connection with the Company’s proposed transaction with Heliogen, Inc (“Heliogen”). According to the Class Vote Demand, a class vote is required under Section 242(b)(2) because consideration to the stockholders of Heliogen will be paid in newly issued Common Stock, following elimination of the Class B Common Stock. While such separate class vote is not required pursuant to Section 242(b)(2) of the DGCL, the Company has concluded that such separate class vote is advisable to prevent disruption to the proposed transaction with Heliogen, and to avoid the delay and expense of potential litigation and will amend its Form S-4 Registration Statement to reflect that change. Management believes that the ultimate outcome of the litigation demand will not have a material effect on these Financial Statements.

Liquidity and Going Concern Consideration

As of September 30, 2021, the Company had approximately $177,000 in its operating bank account, and a working capital deficit of approximately $2.1 million, which includes approximately $2.2 million of accrued professional fees not due to be paid until the consummation of the merger.

The Company’s liquidity needs up to March 19, 2021 had been satisfied through a capital contribution from the Sponsor of $25,000 (see Note 6) for the founder shares and the loan under an unsecured promissory note from the Sponsor of up to $300,000 and offering costs and expenses paid for by related parties (see Note 6). Subsequent to the consummation of the IPO, the Company’s liquidity needs have been satisfied through the net proceeds from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the officers and directors may, but are not obligated to, provide the Company with working capital loans. As of September 30, 2021, there were no amounts outstanding under any working capital loan.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that it could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.